RULE 497 DOCUMENT

The interactive data file included as an exhibit to this filing relates to the supplement for VanEck Vectors® EM Investment Grade + BB Rated USD Sovereign Bond ETF that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 22, 2018 (Accession No. 0000930413-18-002070), which is incorporated herein by reference.